Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax expense	$ 9,785	$ 8,377
Net income	$ 40,072	$ 33,415
Effective tax rate	24.40%	25.10%